Investment Securities (Details) - Schedule of investment securities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Securities [Abstract]
Investment in Digital Future Alliance Limited (“DFA”) (a)	$ 94,534	$ 1,000,000
Investment in Nine Blocks Offshore Feeder Fund (“Nine Blocks”) (b)	1,693,388
Total	$ 1,787,922	$ 1,000,000